TAXES OTHER THAN INCOME TAX (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXES OTHER THAN INCOME TAX
Consumption tax (i)	¥ 197,542	¥ 204,388	¥ 203,653
City construction tax (ii)	15,699	16,387	18,406
Education surcharge	11,670	12,111	13,308
Resources tax	4,572	5,883	6,021
Others	5,464	5,748	7,199
Taxes other than income tax	¥ 234,947	¥ 244,517	¥ 248,587